Earnings per share (Tables)	12 Months Ended
Jun. 30, 2019
Earning per share [Abstract]
Schedule of basic earnings per share

	06.30.19	06.30.18	06.30.17
Profit for the year from continuing operations attributable to equity holders of the parent	(19,041)	(5,761)	(2,329)
Profit for the year from discontinued operations attributable to equity holders of the parent	292	10,033	1,705
Profit for the year attributable to equity holders of the parent	(18,749)	4,272	(624)
Weighted average number of ordinary shares outstanding	489	497	498
Basic earnings per share	(38.34)	8.60	(1.25)

Schedule of diluted earnings per share

06.30.18
Profit for the year from continuing operations attributable to equity holders of the parent	(5,761)
Profit for the year from discontinued operations attributable to equity holders of the parent	10,033
Profit for the year per share attributable to equity holders of the parent	4,272
Weighted average number of ordinary shares outstanding	516
Diluted earnings per share	8.27